UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legacy Wealth Management
Address: 6800 Poplar Ave. Suite 101
         Memphis, TN  38138

13F File Number:  028-13906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cathy Simmons
Title:     Chief Compliance Officer
Phone:     901-758-9006

Signature, Place, and Date of Signing:

 /s/ Cathy Simmons     Memphis, TN     November 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $158,580 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      371     7100 SH       SOLE                     6000        0     1100
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      207     2500 SH       SOLE                        0        0     2500
EXXON MOBIL CORP               COM              30231g102      216     3500 SH       SOLE                     3500        0        0
FIRST HORIZON NATL CORP        COM              320517105      183    16082 SH       SOLE                    13914        0     2168
GENERAL ELECTRIC CO            COM              369604103      234    14400 SH       SOLE                    14400        0        0
ISHARES INC                    MSCI PAC J IDX   464286665    17885   403727 SH       SOLE                    17361        0   386366
ISHARES TR                     RUSSELL1000VAL   464287598    13056   221334 SH       SOLE                    11038        0   210296
ISHARES TR                     RUSSELL 1000     464287622    68538  1085317 SH       SOLE                    39071        0  1046246
ISHARES TR                     RUSSELL 2000     464287655    39903   591158 SH       SOLE                    29257        0   561901
VANGUARD INDEX FDS             STK MRK ETF      922908769     1266    21681 SH       SOLE                        0        0    21681
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    16721   367825 SH       SOLE                    18571        0   349254